Construction contract revenues (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Construction Contract Revenues [Line Items]
Product Warranty Accrual	$ 2,000	$ 1,304	$ 300	$ 929
Allowance For Warrant Liability		$ 1,000		1,000
Allowance For Warrant Liability Remaining				$ 1,000
Mooring Project [Member]
Construction Contract Revenues [Line Items]
Percentage Of Project Completed	100.00%
PGN LNG [Member]
Construction Contract Revenues [Line Items]
Loss Contingency, Damages Sought, Value	$ 7,100